UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments - March 31, 2007 (unaudited)

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE	VALUE

	U.S. Government Obligations (36.9%)
	U.S. Treasury Bonds (21.4%)
$5,000	02/15/29	5.25%	$5,221,485
99,500	08/15/27	6.375	117,876,456
153,000	02/15/27	6.625	185,632,146
57,500	02/15/25	7.625	75,801,215
27,200	08/15/21	8.125	36,205,756
7,840	02/15/20	8.50	10,570,531
72,965	08/15/20	8.75	100,651,861
4,750	02/15/15	11.25	6,802,152
			538,761,602
	U.S. Treasury Notes (15.5%)
30,000	05/15/07	3.125	29,939,070
285,190	02/15/13	3.875	275,553,715
78,000	05/15/14	4.75	78,728,208
4,000	05/15/14	5.125	4,089,688
			388,310,681
	Total U.S. Government Obligations (Cost $938,641,317)		927,072,283

	Mortgage-Backed Securities (22.5%)
	Federal Home Loan Mortgage Corp. (0.2%)
513	07/01/28 - 02/01/33	6.50	527,577
1,654	10/01/26 - 05/01/33	7.50	1,730,093
265	11/01/23 - 02/01/31	8.00	279,380
411	12/01/18 - 02/01/19	9.50	445,959
475	10/01/09 - 08/01/20	10.00	524,381
175	10/01/17 - 05/01/19	10.50	194,735
			3,702,125
	Federal Home Loan Mortgage Corp. ARM (0.5%)
532	7/1/34	3.614	528,778
1,104	8/1/34	4.153	1,111,474
9,675	3/1/37	5.70	9,773,054
			11,413,306
	Federal National Mortgage Assoc. (5.0%)
1,800	01/01/08	3.92	1,785,571
3,107	06/01/29 - 02/01/33	6.50	3,198,414
5,574	10/01/13 - 10/01/35	7.00	5,797,571
107,100	*	7.00	110,381,227
2,999	01/01/22 - 09/01/35	7.50	3,142,184
2,047	12/01/21 - 02/01/32	8.00	2,166,465
306	07/01/24 - 05/01/25	8.50	329,153
29	09/01/16 - 07/01/23	9.00	30,469
32	03/01/20 - 01/01/21	9.50	35,696
			126,866,750
	Federal National Mortgage Assoc. ARM (4.3%)
536	07/01/34	3.543	536,763
559	09/01/34	4.151	561,246
516	10/01/34	4.176	521,253
2,042	02/01/34	4.353	2,059,092

602	10/01/34	4.412	604,359
7,329	01/01/35	4.75	7,515,028
3,413	12/01/36	5.475	3,429,855
29,702	01/01/37	5.482	29,854,142
638	07/01/33	6.198	650,440
5,053	01/01/36	6.923	5,202,005
5,116	01/01/36	6.937	5,267,294
24,453	03/01/36	6.937	25,182,701
2,658	03/01/36	6.985	2,737,393
1,721	03/01/36	7.357	1,774,475
2,977	05/01/36	7.376	3,069,597
2,034	07/01/36	7.405	2,097,754
5,124	04/01/36	7.415	5,344,513
3,826	04/01/36	7.449	3,945,337
2,171	05/01/36	7.455	2,238,513
2,940	07/01/36	7.488	3,022,385
1,450	08/01/36	7.489	1,495,491
1,326	03/01/36	7.704	1,367,178
			108,476,814
	Government National Mortgage Assoc. I (9.7%)
3,299	08/20/34	5.25	3,321,059
1,283	08/20/34	5.50	1,286,034
24,839	03/15/26 - 09/20/34	6.00	25,222,259
28,689	03/15/14 - 07/15/31	6.50	29,474,993
70,410	04/15/17 - 03/15/27	7.00	73,636,675
55,391	06/15/07 - 08/15/34	7.50	57,800,195
8,405	06/15/16 - 09/15/31	8.00	8,919,064
15,384	05/15/16 - 11/15/24	8.50	16,543,753
10,871	10/15/08 - 02/15/25	9.00	11,679,074
6,613	10/15/09 - 12/15/20	9.50	7,204,155
8,650	11/15/09 - 11/15/20	10.00	9,632,802
44	06/15/10 - 06/15/15	12.50	48,663
			244,768,726
	Government National Mortgage Assoc. II (1.6%)
16,914	04/20/35 - 04/20/36	4.00	16,572,160
293	04/20/36	4.50	292,814
16,120	02/20/32 - 12/20/34	5.00	16,137,691
433	06/20/32	5.375	436,048
3,099	01/20/24 - 05/20/29	6.50	3,182,048
1,774	03/20/26 - 07/20/29	7.00	1,849,998
43	11/20/29	7.50	45,023
			38,515,782
	Government National Mortgage Assoc. GPM I (1.2%)
30,042	05/20/34	3.75	29,870,125
464	09/15/13 - 07/15/15	12.25	515,003
			30,385,128
	Total Mortgage-Backed Securities
	(Cost $554,403,239)		564,128,631

	U.S. Government Agencies (9.0%)
	Federal Home Loan Bank
10,400	04/15/09	3.00		10,030,810
	Federal Home Loan Mortgage Corp.
80,000	01/15/12	5.75		83,129,440
7,550	09/15/09	6.625		7,860,207
	Federal National Mortgage Assoc.
80,000	03/15/12	6.125		84,497,760
1,350	06/15/10	7.125		1,443,122
1,550	01/15/10	7.25		1,648,224
	Housing Urban Development Ser 99-A
18,800	08/01/10	6.06		18,987,530
15,290	08/01/11	6.16		15,471,431
	Tennessee Valley Authority
2,235	05/01/30	7.125		2,768,774
	Total U.S. Government Agencies (Cost $224,799,564)			225,837,298

	Foreign Government Obligation (1.1%)
29,130	Egypt Government AID Bond 09/15/15 (Cost $28,581,657)	4.45		28,182,576

	Collaterized Mortgage Obligtions (23.9%)
	U.S. Government Agencies (4.6%)
	Federal Home Loan Mortgage (0.1%)
1,467	Whole Loan 2005-S001 2A2 09/25/45	5.47	+	1,467,452
1,299	2778 FV 03/15/34	5.92	+	1,318,585
				2,786,037
	Federal National Mortgage Assoc.(0.8%)
865	Grantor Trust 2004 - T5 A11 05/28/35	5.58	+	867,917
79	Grantor Trust 2004 - T5 A13 05/28/35	5.589	+	79,501
2,363	Whole Loan 2004-W1 1A4 11/25/43	5.50		2,351,135
1,656	Whole Loan 2005-W2 A1 05/25/35	5.52	+	1,662,548
1,651	2002-77 FH 12/18/32	5.72	+	1,667,999
2,767	2006-5 2A1 11/25/28	5.028	+	2,774,947
6,142	2006-118 A1 12/25/36	5.38	+	6,138,283
2,758	2006-118 A2 12/25/36	5.38	+	2,757,156
2,366	2006-28 1A1 03/25/36	5.43	+	2,369,317
27,581	2006-28 1P IO 03/15/36	1.386	+	586,094
				21,254,897
	Government National Mortgage Assoc.(3.7%)
1,303	1999-44 FP(PAC) 06/16/27	5.72	+	1,305,427
3,989	2002-55 PD (PAC) 09/20/31	6.00		4,009,344
24,430	2002-23 PE (PAC) 04/16/32	6.50		25,441,429
14,548	2003-100 AB 02/20/26	5.00		14,506,432
6,454	2005-37 IO 11/16/32	5.50		894,456
45,248	2006-24 PA (PAC) 10/20/35	5.50		45,642,576
				91,799,664
	Total U.S. Government Agencies			115,840,598

	Private Issues (19.3%)
	American Home Mortgage Assets
21,415	2006-2 2A2 09/25/46	5.55	+	21,490,356
17,327	2006-3 3A2 10/25/46	5.58	+	17,332,578
12,150	2007-2 A1 03/25/47	5.445	+	12,130,183
12,800	2007-1 GA2 05/25/47	5.56	+	12,800,000
10,500	2007-2 A2A 03/25/47	5.485	+	10,482,896
	American Home Mortgage Investment Trust

22,131	2006-3 12A1 12/25/46	5.51	+	22,164,407
	Bear Stearns Mortgage Funding Trust
11,267	2006-AR2 1A1 09/25/36	5.52	+	11,231,050
2,989	2006-AR5 1A1 12/25/36	5.48	+	2,991,562
1,999	2007-AR1 1A2 01/25/37	5.53	+	2,001,437
2,800	2007-AR2 A2 03/25/37	5.52	+	2,796,749
15,233	2007-AR3 1A1 03/25/37	5.46	+	15,233,000
	Countrywide Alternative Loan Trust
13,493	2005-81 A2 05/25/37	5.67	+	13,577,046
21,591	2006-OA1 1A1 03/20/46	5.53	+	21,623,873
2,543	2006-OA2 A3 05/20/46	5.59	+	2,555,320
19,365	2006-OA8 1A2 07/25/46	5.55	+	19,430,298
2,127	2006-OA10 2A2 08/25/46	5.55	+	2,134,072
24,481	2006-OA12 A2 09/20/46	5.53	+	24,478,624
12,444	2006-OA22 A1 02/25/47	5.48	+	12,418,078
17,077	2006-OA22 A2 02/25/47	5.53	+	17,073,457
24,137	2007-OA3 1A2 04/25/47	5.50	+	24,121,818
	Deutsche Alt -A Securities Inc Mortgage
22,911	2007-OA1 A1 02/25/47	5.47	+	22,911,206
	Greenpoint Mortgage Funding Trust
2,186	2006-OH1 A2 01/25/37	5.55	+	2,187,211
22,000	2007-AR1 2A1A 03/25/47	5.52	+	22,005,148
	Harborview Mortgage Loan Trust
6,234	2005-8 1A2A 09/19/35	5.65	+	6,256,997
3,001	2006-10 2A1A 11/19/36	5.50	+	2,990,480
13,553	2006-10 2A1B 11/19/36	5.56	+	13,514,200
2,965	2006-14 2A1A 03/19/38	5.47	+	2,967,577
22,732	2006-14 2A1B 03/19/38	5.52	+	22,770,556
2,159	2007 2A1B 04/19/38	5.50	+	2,157,889
	Luminent Mortgage Trust
2,333	2006-4 A1B 05/25/46	5.55	+	2,341,766
23,455	2006-7 2A2 12/25/36	5.54	+	23,483,368
	Residential Accredit Loans, Inc.
11,795	2006-QH1 A2 12/25/36	5.55	+	11,875,688
2,995	2006-QO10 A1 01/25/37	5.48	+	2,995,030
23,358	2006-QO10 A2 01/25/37	5.52	+	23,325,536
2,582	2007-QH1 A2 02/25/37	5.51	+	2,579,506
20,500	2007-QO3 A2 03/25/47	5.52	+	20,500,000
	Structured Asset Mortgage Investments, Inc.
22,107	2007-AR1 1A2 01/25/37	5.52	+	22,163,296
2,483	2007-AR1 2A2 01/25/37	5.53	+	2,486,357
2,500	2007-AR2 1A2 02/25/37	5.51	+	2,496,628
	WAMU Mortgage Pass - Through Certificates
2,257	2007-OA1 A1B 02/25/47	5.52	+	2,261,886
2,684	2007-OA1 CA1B 12/25/46	5.521	+	2,682,662
72,339	2007-OA2 1XPP IO 03/25/47	0.679	+	1,068,516
	Total Private Issues			486,088,307
	Total Collaterized Mortgage Obligtions (Cost $601,610,796)			601,928,905

NUMBER OF
CONTRACTS
	Put Options Purchased (0.0%)
272	90 day Euro $Dec/2007 @ 94.75	47,600
15	90 day Euro $Dec/2007 @ 94.50	750
93	90 day Euro $Sep/2007 @ 94.75	16,275
187	90 day Euro $June/2007 @ 94.25	1,169
	(Cost $143,865)	65,794

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (a) (10.6%)
	Federal Home Loan Banks (4.4%)
$75,000	04/18/07	5.13	74,807,625
35,000	05/02/07	5.134	34,840,275
2,250	04/11/07	5.18	2,246,439
			111,894,339
	Federal National Mortgage Assoc. (5.8%)
145,800	04/18/07-04/25/07	5.135	145,310,834

	U.S. Treasury Bills (0.4%)
9,900	07/12/07++	4.915	9,763,486
	Total Short-Term Investments (Cost $266,965,956)		266,968,659

	Total Investments (Cost $2,615,146,394) (b) (c)	104.0%	2,614,184,146
	Liabilities in Excess of Other Assets	(4.0)	(100,697,888)
	Net Assets	100.0%	$2,513,486,258

ARM	Adjustable Rate Mortgage.
GPM	Graduated Payment Mortgage.
IO	Interest-only security.
*	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
PAC	Planned Amortization Class.
+	Floating rate security, rate shown is the rate in effect at March 31, 2007.
++	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $1,500,419.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in an amount equal to $1,164,950,111 in connection with securities purchased on a forward commitment basis and open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.The aggregate gross unrealized appreciation is $15,734,258 and the aggregate gross unrealized depreciation is $16,696,506, resulting in net unrealized depreciation of $962,248.

Futures Contracts Open at March 31, 2007:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION/DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
3,105	Long	U.S. Treasury Notes 10 Year, June 2007	$335,728,125	$1,472,587
305	Long	U.S. Treasury Notes 2 Year, June 2007	62,491,639	(82,597)

1,388	Short	U.S. Treasury Bonds 30 Year, June 2007	(154,415,000)	2,019,613
4,452	Short	U.S. Treasury Notes 5 Year, June 2007	(471,007,710)	(851,815)

		Net Unrealized Appreciation		$2,557,788

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007